TAXATION - Summary Deferred tax Liabilities (Details) - Deferred Tax Liabilities [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Liabilities, Net [Abstract]
Prepaid member training costs		¥ 9,288
Gain or loss from changes in fair values	¥ 2,684	11,312
Others	135	3,104
Total deferred tax liabilities	¥ 2,819	¥ 23,704